Share Capital - Outstanding Common Stock Rollforward (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of number of shares outstanding [abstract]
Shares repurchased under NCIB	(2,600,000)
Common shares
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of the year	571,400,000	481,300,000
Equity issuance	18,500,000	85,200,000
Shares repurchased under NCIB	(3,000,000.0)	0
Issuance of flow-through common shares	800,000	1,900,000
Issuance of shares for share-based compensation	3,400,000	3,000,000.0
Outstanding, end of the year	591,100,000	571,400,000